Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Schedule of segment reporting information

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Operating income (loss):
Broadcast	$142,753	$207,431	$118,399
Digital	(365)	(461)	(815)
Unallocated corporate	(52,444)	(35,909)	(28,480)
Total operating income	$89,944	$171,061	$89,104

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Depreciation and amortization:
Broadcast	$64,887	$35,521	$25,761
Digital	4,046	2,365	1,105
Unallocated corporate	747	627	579
Total depreciation and amortization	$69,680	$38,513	$27,445

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Capital expenditures:
Broadcast	$22,957	$23,342	$18,616
Digital	4,416	2,884	722
Unallocated corporate	2,001	2,004	731
Total capital expenditures	$29,374	$28,230	$20,069

	December 31,	December 31,
	2013	2012
	(in thousands)
Assets:
Broadcast	$1,100,343	$1,136,861
Digital	69,690	29,351
Unallocated corporate	46,817	75,202
Total assets	$1,216,850	$1,241,414

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Net revenues:
Broadcast	$576,510	$512,367	$372,783
Digital	75,853	41,095	27,220
Total net revenues	$652,363	$553,462	$400,003

Reconciliation of Adjusted EBITDA to consolidated pre-tax income (loss)
The following table is a reconciliation of Adjusted EBITDA to consolidated income before (benefit from) provision for income taxes.

	Year ended December 31,
	2013	2012	2011
		(in thousands)

Segment Adjusted EBITDA:
Broadcast	$205,843	$241,831	$141,081
Digital	4,020	1,970	292
Total segment Adjusted EBITDA	209,863	243,801	141,373
Unallocated corporate	(23,966)	(24,268)	(18,514)
Less:
Depreciation	46,854	32,149	26,246
Amortization of intangible assets	22,826	6,364	1,199
Amortization of program rights	29,242	23,048	21,406
Share-based compensation	9,374	6,857	6,176
Non-recurring and acquisition-related charges (1)	10,842	3,207	2,171
Restructuring charge	3,895	1,009	707
Contract termination costs	3,887	—	—
Loss on sale of assets	710	96	472
Add:
Cash payments for programming	31,677	24,258	24,622
Operating income	89,944	171,061	89,104
Other expense:
Interest expense, net	56,607	46,683	50,706
Share of loss in equity investments	56	98,309	4,957
Gain on derivative instruments	—	—	(1,960)
Loss on extinguishment of debt	—	3,341	1,694
Other expense, net	2,100	237	51
Total other expense, net	58,763	148,570	55,448
Consolidated income before (benefit from) provision for income taxes	$31,181	$22,491	$33,656
____________________________________________
(1) Non-recurring charges for the year ended December 31, 2013 primarily consist of expenses related to the Merger. Charges for the years ended December 31, 2012 and 2011 relate solely to acquisitions.

LIN Television
Entity Information [Line Items]
Schedule of segment reporting information

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Net revenues:
Broadcast	$576,510	$512,367	$372,783
Digital	75,853	41,095	27,220
Total net revenues	$652,363	$553,462	$400,003

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Operating income (loss):
Broadcast	$142,753	$207,431	$118,399
Digital	(365)	(461)	(815)
Unallocated corporate	(51,735)	(35,909)	(28,480)
Total operating income	$90,653	$171,061	$89,104

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Depreciation and amortization:
Broadcast	$64,887	$35,521	$25,761
Digital	4,046	2,365	1,105
Unallocated corporate	747	627	579
Total depreciation and amortization	$69,680	$38,513	$27,445

	Year ended December 31,
	2013	2012	2011
		(in thousands)
Capital expenditures:
Broadcast	$22,957	$23,342	$18,616
Digital	4,416	2,884	722
Unallocated corporate	2,001	2,004	731
Total capital expenditures	$29,374	$28,230	$20,069

	December 31,	December 31,
	2013	2012
	(in thousands)
Assets:
Broadcast	$1,100,343	$1,136,861
Digital	69,690	29,351
Unallocated corporate	46,917	75,202
Total assets	$1,216,950	$1,241,414

Reconciliation of Adjusted EBITDA to consolidated pre-tax income (loss)

	Year ended December 31,
	2013	2012	2011
		(in thousands)

Segment Adjusted EBITDA:
Broadcast	$205,843	$241,831	$141,081
Digital	4,020	1,970	292
Total segment Adjusted EBITDA	209,863	243,801	141,373
Unallocated corporate	(23,257)	(24,268)	(18,514)
Less:
Depreciation	46,854	32,149	26,246
Amortization of intangible assets	22,826	6,364	1,199
Amortization of program rights	29,242	23,048	21,406
Share-based compensation	9,374	6,857	6,176
Non-recurring and acquisition-related charges (1)	10,842	3,207	2,171
Restructuring charge	3,895	1,009	707
Contract termination costs	3,887	—	—
Loss on sale of assets	710	96	472
Add:
Cash payments for programming	31,677	24,258	24,622
Operating income	90,653	171,061	89,104
Other expense:
Interest expense, net	56,627	46,683	50,706
Share of loss in equity investments	56	98,309	4,957
Gain on derivative instruments	—	—	(1,960)
Loss on extinguishment of debt	—	3,341	1,694
Other expense, net	2,100	237	51
Total other expense, net	58,783	148,570	55,448
Consolidated income before (benefit from) provision for income taxes	$31,870	$22,491	$33,656
____________________________________________
(1) Non-recurring charges for the year ended December 31, 2013 primarily consist of expenses related to the Merger. Charges for the years ended December 31, 2012 and 2011 relate solely to acquisitions.